Property, Plant and Equipment - Components of Company's Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 163.5	$ 163.6	$ 176.1
Less: Accumulated depreciation	(127.5)	(128.1)	(143.1)
Total	36.0	35.5	33.0
Land
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	10.0	10.0	10.0
Buildings
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	44.5	44.4	44.7
Machinery and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 109.0	$ 109.2	$ 121.4